Loans, Capital lease (Narrative) (Details) (USD $)		0 Months Ended						1 Months Ended		1 Months Ended
	Jun. 30, 2013	Dec. 19, 2008 South Bay Capital loan [Member]	Jun. 30, 2013 South Bay Capital loan [Member]	Sep. 15, 2009 South Bay Capital loan [Member]	Jul. 25, 2008 South Bay Capital loan [Member]	Jun. 30, 2013 Trafalgar promissory note [Member]	Jun. 30, 2013 Konika Copiers Capital Lease [Member]	Jun. 30, 2013 Office Equipment Capital Lease [Member]	Jun. 30, 2013 Dell Financial Line Of Credit [Member]	Jun. 30, 2013 Dougherty Debt Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate				12.00%		12.00%	7.00%
Debt, gross			$ 10,926	$ 10,926	$ 75,926	$ 200,000	$ 15,000			$ 5,000
Accrued interest payable	50,960		44,959			31,932	1,560
Repayment of debt		65,000
Capital lease, duration of lease								5 years
Amount of credit facility									25,000
Amount of credit facility outstanding									$ 7,287
Number of restricted shares issued										1,000,000